Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables
Trade and Other Receivables

9. Trade and Other Receivables

        An analysis of trade and other receivables is as follows:

	As of December 31,
	2016	2017
Trade receivables	2,265	1,129
VAT receivable	1,305	833
Accrued income	2,253	4,034
Insurance claims	550	1,452
Other receivables	2,883	3,258

Total	9,256	10,706

        As of December 31, 2016 and 2017, no material receivable balances were past due or impaired, and therefore no allowance was necessary.